FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: 09-30-2009

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ambs Investment Counsel, LLC
Address: 1241 E. Beltline, NE
	 Suite 150
         Grand Rapids, MI 49525

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Barbara J. DeMoor
Title: Chief Executive Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Barbara J. DeMoor, Grand Rapids, MI, 11-06-2009

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     7885 106844.000SH      SOLE                94949.000         11895.000
AT&T                           COM              00206R102     7035 260467.000SH      SOLE               231209.000         29258.000
Abbott Laboratories            COM              002824100     4927 99596.000SH       SOLE                87006.000         12590.000
Allstate Corp.                 COM              020002101     2014 65771.000SH       SOLE                61271.000          4500.000
Anadarko Petroleum Corp        COM              032511107     8811 140453.000SH      SOLE               127208.000         13245.000
Apache Corp.                   COM              037411105     2319 25255.000SH       SOLE                23475.000          1780.000
Atmel Corp.                    COM              049513104     1429 340950.000SH      SOLE               322125.000         18825.000
BP PLC-Spons ADR               COM              055622104      292 5495.000 SH       SOLE                 4699.000           796.000
Bank of America Corp           COM              060505104     1994 117870.000SH      SOLE               111660.000          6210.000
Bank of New York Mellon Corp.  COM              064058100     5188 178952.000SH      SOLE               160422.000         18530.000
Bard, C.R.                     COM              067383109      281 3578.000 SH       SOLE                 3578.000
Barrick Gold Corp.             COM              067901108     3233 85305.000SH       SOLE                81800.000          3505.000
Becton Dickinson & Co.         COM              075887109     5201 74570.000SH       SOLE                68725.000          5845.000
Berkshire Hathaway Cl B        COM              084670207      309   93.000 SH       SOLE                   27.000            66.000
Best Buy Company Inc           COM              086516101     5106 136075.000SH      SOLE               120170.000         15905.000
Chevron Corporation            COM              166764100     5387 76485.082SH       SOLE                70000.082          6485.000
Cisco Systems Inc              COM              17275R102     2930 124470.000SH      SOLE               106640.000         17830.000
Clorox Company                 COM              189054109     3279 55745.000SH       SOLE                47470.000          8275.000
Coca-Cola Company              COM              191216100     7878 146701.000SH      SOLE               124061.000         22640.000
Colgate Palmolive              COM              194162103      502 6575.000 SH       SOLE                 4575.000          2000.000
Conagra Foods Inc.             COM              205887102     7722 356180.000SH      SOLE               318015.000         38165.000
EMC Corp.                      COM              268648102     4234 248480.000SH      SOLE               210660.000         37820.000
Exxon Mobil Corporation        COM              30231G102     1970 28720.000SH       SOLE                17408.000         11312.000
FedEx Corporation              COM              31428X106     7009 93174.000SH       SOLE                83409.000          9765.000
General Electric               COM              369604103     6132 373423.588SH      SOLE               318138.588         55285.000
General Mills                  COM              370334104     7479 116175.000SH      SOLE               102290.000         13885.000
Grainger W.W.                  COM              384802104      429 4800.000 SH       SOLE                  800.000          4000.000
Hewlett Packard Company        COM              428236103     9866 208991.527SH      SOLE               187042.527         21949.000
IBM                            COM              459200101     4667 39015.743SH       SOLE                33185.743          5830.000
Intel Corp                     COM              458140100      204 10413.000SH       SOLE                 6813.000          3600.000
JPMorgan Chase & Co.           COM              46625H100     3342 76258.000SH       SOLE                65129.000         11129.000
Johnson & Johnson              COM              478160104     7904 129807.598SH      SOLE               118402.598         11405.000
Kohl's Corp.                   COM              500255104     6622 116079.000SH      SOLE               103729.000         12350.000
Marsh & McLennan               COM              571748102     5666 229104.000SH      SOLE               207349.000         21755.000
McDonalds Corp                 COM              580135101      718 12585.000SH       SOLE                 7865.000          4720.000
Medtronic Inc                  COM              585055106     5499 149440.000SH      SOLE               130590.000         18850.000
Merck & Company                COM              589331107      236 7475.000 SH       SOLE                  675.000          6800.000
Morgan Stanley                 COM              617446448     4730 153174.000SH      SOLE               137509.000         15665.000
Newmont Mining Corp.           COM              651639106     2718 61745.000SH       SOLE                51310.000         10435.000
Noble Corp                     COM              H5833N103      781 20585.000SH       SOLE                17685.000          2900.000
Oracle Corp.                   COM              68389X105     8466 406247.000SH      SOLE               364457.000         41790.000
Parker Hannifin Corp.          COM              701094104     5458 105286.000SH      SOLE                93907.000         11379.000
PepsiCo                        COM              713448108      266 4526.886 SH       SOLE                 4126.886           400.000
Pfizer                         COM              717081103      347 20975.000SH       SOLE                 2975.000         18000.000
Proctor & Gamble               COM              742718109      207 3582.000 SH       SOLE                 3582.000
Royal Dutch Shell PLC - Class  COM              780259206      612 10700.000SH       SOLE                 2300.000          8400.000
Royal Dutch Shell PLC Cl B-ADR COM              780259107     5899 105777.993SH      SOLE                92382.993         13395.000
S&P 500 Depository Receipt Ser COM              78462F103      475 4500.000 SH       SOLE                 4500.000
Staples, Inc.                  COM              855030102     6553 282229.000SH      SOLE               253094.000         29135.000
Stryker Corp                   COM              863667101     3208 70618.000SH       SOLE                61153.000          9465.000
Symantec Corp                  COM              871503108     7777 472200.000SH      SOLE               426330.000         45870.000
Sysco Corporation              COM              871829107     1938 77992.904SH       SOLE                72827.904          5165.000
Time Warner Inc.               COM              887317303     3219 111865.001SH      SOLE               102726.002          9138.999
Transocean, Inc. New           COM              H8817H100     4359 50963.001SH       SOLE                45411.001          5552.000
U.S. Bancorp                   COM              902973304     4932 225616.000SH      SOLE               202081.000         23535.000
Verizon Communications         COM              92343V104     6983 230684.000SH      SOLE               204040.000         26644.000
WalMart Stores                 COM              931142103     7106 144753.000SH      SOLE               128873.000         15880.000
Williams Cos. Inc.             COM              969457100     6831 382260.000SH      SOLE               343335.000         38925.000
Wyeth                          COM              983024100      233 4800.000 SH       SOLE                  300.000          4500.000


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 59

Form 13F Information Table Value Total: $238,799